Segment Information (Tables)	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Schedule of Key Financial Performance Measures of the Segments	Key financial performance measures of the segments are as follows:

Year ended March 31, 2024

	Securities related services segment	Investment advisory services segment	Asset management services segment	Corporate consultancy services segment	Corporate	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues - excluding interest income	312	2,860	871	120	-	4,163
Revenues - interest income	128	-	-	-	-	128
Total revenues	440	2,860	871	120	-	4,291

Commission and handling expenses	(15)	-	-	-	-	(15)
General and administrative expenses	(387)	-	52	-	(1,517)	(1,852)
Marketing and promotion expenses	-	-	-	-	(927)	(927)
Allowance for expected credit losses	(364)	(21)	(59)	-	(410)	(854)
Depreciation of property and equipment	-	-	-	-	(23)	(23)
Amortization of intangible assets	-	-	-	-	(7)	(7)
Employee benefits expenses	-	-	-	-	(5,043)	(5,043)
Share of results of an associate	-	-	-	-	(3)	(3)
Total expenses	(766)	(21)	(7)	-	(7,930)	(8,724)

Interest income	-	-	-	-	29	29
Other income	-	-	-	-	3	3
Total other income	-	-	-	-	32	32

(Loss) income before income tax expense	(326)	2,839	864	120	(7,898)	(4,401)

Total assets	7,851	619	246	-	6,685	15,401
Total liabilities	(5,136)	-	-	-	(1,341)	(6,477)

Net assets (liabilities)	2,715	619	246	-	5,344	8,924

Year ended March 31, 2023
	Securities related services segment	Investment advisory services segment	Asset management services segment	Corporate consultancy services segment	Corporate	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues - excluding interest income	571	2,515	389	951	-	4,426
Revenues - interest income	27	-	-	-	-	27
Total revenues	598	2,515	389	951	-	4,453

Commission and handling expenses	(7)	-	-	-	-	(7)
General and administrative expenses	(493)	(2)	(1)	-	(893)	(1,389)
Marketing and promotion expenses	(6)	(108)	-	-	(330)	(444)
Allowance for expected credit losses	(18)	-	-	-	-	(18)
Depreciation of property and equipment	-	-	-	-	(18)	(18)
Employee benefits expenses	-	-	-	-	(1,289)	(1,289)
Total expenses	(524)	(110)	(1)	-	(2,530)	(3,165)

Other income	-	-	1	-	60	61

Income (loss) before income tax expense	74	2,405	389	951	(2,470)	1,349

Total assets	6,068	320	345	600	2,894	10,227
Total liabilities	(6,349)	-	-	(120)	(417)	(6,886)

Net assets (liabilities)	(281)	320	345	480	2,477	3,341
Year ended March 31, 2022
	Securities related services segment	Investment advisory services segment	Asset management services segment	Corporate	Total
	$’000	$’000	$’000	$’000	$’000

Revenues - excluding interest income	1,844	728	333	-	2,905
Revenues - interest income	351	-	-	-	351
Total revenues	2,195	728	333	-	3,256

Commission and handling expenses	(1,370)	-	-	-	(1,370)
General and administrative expenses	(408)	-	(35)	(625)	(1,068)
Marketing and promotion expenses	(40)	(446)	(195)	(22)	(703)
Allowance for expected credit losses	(99)	-	-	-	(99)
Depreciation of property and equipment	-	-	-	(19)	(19)
Employee benefits expenses	-	-	-	(944)	(944)
Interest expenses	(229)	-	-	-	(229)
Total expenses	(2,146)	(446)	(230)	(1,610)	(4,432)

Other income	15	-	4	177	196
Interest income	-	-	-	1	1
Total other income	15	-	4	178	197

Income (loss) before income tax expense	64	282	107	(1,432)	(979)

Total assets	7,354	112	122	1,871	9,459
Total liabilities	(7,318)	-	-	(141)	(7,459)

Net assets	36	112	122	1,730	2,000